SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 2-83672)
  UNDER THE SECURITIES ACT OF 1933                   [X]

 Pre-Effective Amendment No.                         [ ]

 Post-Effective Amendment No. 73                     [X]

and

REGISTRATION STATEMENT (No. 811-3737)
 UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

 Amendment No. 73                                    [X]

Fidelity Advisor Series IV
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (April 6, 1999) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (            ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 (x) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Fidelity Advisor Series IV (the trust):
Fidelity Real Estate High Income Fund (the fund)
File No. 2-83672 and 811-3737
Post-Effective Amendment No. 73

PART A. INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus for Fidelity Real Estate High Income Fund is incorporated herein by reference to Post-Effective Amendment No. 72.

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Fidelity Real Estate High Income Fund is incorporated herein by reference to Post-Effective
Amendment No. 72.

PART C.  OTHER INFORMATION

Item 23. Exhibits

 (a)  Amended and Restated Declaration of Trust, dated October 7,
      1998, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 71.

 (b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

 (c)  Not applicable.

 (d) (1) Management Contract, dated July 29, 1986, between
         Fixed-Income Portfolios on behalf of Short-Term Government Series and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 49.

     (2) Management Contract, dated November 1, 1998, between Fidelity Advisor Series IV on behalf of Fidelity Advisor Intermediate Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 70.

     (3) Sub-Advisory Agreement, dated January 1, 1995, between Fidelity Management & Research Company, on behalf of Fidelity Advisor Limited Term Bond Fund (currently known as Fidelity Advisor Intermediate Bond Fund), and Fidelity Management & Research (U.K.) Inc., is incorporated herein by reference to
         Exhibit 5(c) of Post-Effective Amendment No. 43.

     (4) Sub-Advisory Agreement, dated January 1, 1995, between Fidelity Management & Research Company, on behalf of Fidelity Advisor Limited Term Bond Fund (currently known as Fidelity Advisor Intermediate Bond Fund), and Fidelity Management & Research (Far East) Inc., is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 43.

     (5) Management Contract, dated December 30, 1994, between
         Fidelity Advisor Series IV on behalf of Fidelity Real Estate High Income Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 41.

 (e) (1) General Distribution Agreement, dated April 1, 1987, between Income Portfolios (currently known as Fidelity Advisor Series
         IV) on behalf of Limited Term Series (currently known as Fidelity Advisor Intermediate Bond Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 46.

     (2) General Distribution Agreement, dated July 29, 1987, between Income Portfolios (currently known as Fidelity Advisor Series
         IV) on behalf of Short Government Series (currently known as Fidelity Institutional Short-Intermediate Government Fund) and Fidelity Distributors Corporation, (amending in its entirety the Distribution Agreement dated April 1, 1987), is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 46.

     (3) General Distribution Agreement, dated December 30, 1994, between Fidelity Advisor Series IV on behalf of Fidelity Real Estate High Income Fund and Fidelity Distributors
         Corporation, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 41.

     (4) Amendment, dated January 1, 1988,  to the General
         Distribution Agreements for Income Portfolios (currently known as Fidelity Advisor Series IV), is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 46.

     (5) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreements between Fidelity Advisor Series IV on behalf of Fidelity Advisor Intermediate Bond Fund, Fidelity Insitutional Short-Intermediate Government Fund, and Fidelity Real Estate High Income Fund and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

     (6) Form of Bank Agency Agreement (most recently revised January,
         1997) is filed herein as Exhibit e(6).

     (7) Form of Selling Dealer Agreement (most recently revised
         January, 1997) is filed herein as Exhibit e(7).

     (8) Form of Selling Dealer Agreement for Bank-Related
         Transactions (most recently revised January, 1997) is filed herein as Exhibit e(8).

 (f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective
         Amendment No. 54.

     (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

 (g) (1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).

     (2) Appendix A, dated June 18, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(b) of Fidelity Boston Street Trust's Post-Effective
         Amendment No. 22 (File No. 33-17704).

     (3) Appendix B, dated June 18, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 22 (File No. 33-17704).

     (4) Fidelity Group Repo Custodian Agreement, dated February 12, 1996, among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74708) Post-Effective Amendment No. 31.

     (5) Schedule 1 to the Fidelity Group Repo Custodian Agreement, dated Feburary 12, 1996, between The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

     (6) Fidelity Group Repo Custodian Agreement, dated November 13, 1995, among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, is incorporated herein by reference to
         Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

     (7) Schedule 1 to the Fidelity Group Repo Custodian Agreement, dated November 13, 1995, between Chemical Bank and the Registrant, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

     (8) Joint Trading Account Custody Agreement, dated May 11, 1995, between the The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808)
         Post-Effective Amendment No. 31.

     (9) First Amendment to Joint Trading Account Custody Agreement, dated July 14, 1995, between the The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

 (h)  Not applicable.

 (i)  Not applicable.

 (j)  To be filed by subsequent amendment.

 (k)  Not applicable.

 (l)  Not applicable.

 (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Institutional Short-Intermediate Government Fund is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 67.

     (2) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Intermediate Bond Fund: Class T (formerly Class A) is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 62.

     (3) Distribution and Service Plan for Fidelity Advisor
         Intermediate Bond Fund: Class B is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 62.

     (4) Distribution and Service Plan for Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 69.

     (5) Distribution and Service Plan for Fidelity Advisor
         Intermediate Bond Fund: Institutional Class is incorporated herein by reference to Exhibit 15(f) of Post-Effective
         Amendment No. 62.

     (6) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Intermediate Bond Fund: Class A is incorporated herein by reference to Exhibit 15(g) of Post-Effective No. 58.

     (7) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Intermediate Bond Fund: Class C is incorporated herein by reference to Exhibit 15(h) of Post-Effective No. 65.

 (n)   To be filed by subsequent amendment.

 (o) Rule 18f-3 Plan, dated October 16, 1997, is incorporated herein by reference to Exhibit 18 of Post-Effective No. 65.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.


Item 25. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Adviser

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Brian Clancy               Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR,
                           FIMM, FMR U.K., FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp.;
                           Treasurer of Strategic
                           Advisers, Inc.



William Danoff             Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of
                           funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of
                           funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Associate General
                           Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of
                           a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR;
                           Vice President of
                           High-Income Funds advised by
                           FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR;
                           Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR
                           and Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR;
                           Director of Technical
                           Research.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR;  Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR and of
                           a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel and Clerk of FMR and
                           Secretary of funds advised
                           by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.






(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
     25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMR,
                        FMR Corp., FIMM, and FMR Far
                        East; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman of the
                        Executive Committee of FMR;
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR, and
                        FMR Far East; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Brian Clancy            Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.



Stephen G. Manning      Assistant Treasurer of FMR
                        U.K., FMR, FMR Far East, and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Francis V. Knox         Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp. and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR U.K.,
                        FMR Far East and FIMM.



Sarah H. Zenoble        Senior Vice President and
                        Director of Operations and
                        Compliance.

(3) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FIMM, and
                        FMR U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., and FMR;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Brian Clancy            Treasurer of FMR Far East,
                        FMR U.K., FMR, and FIMM and
                        Vice President of FMR.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp. and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K. and FIMM.



Stephen G. Manning      Assistant Treasurer of FMR
                        Far East, FMR, FMR U.K., and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited.


Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, The Bank of New York, 110 Washington Street, New York, NY.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

 The Registrant undertakes on behalf of Fidelity Real Estate High Income Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2) of the 1934 Act, whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 73 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of March, 1999.


      Fidelity Real Estate High Income Fund
      By /s/Edward C. Johnson 3d, President (dagger)
         Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)                     (Title)                        (Date)

/s/Edward C. Johnson 3d          President and Trustee          March 22, 1999
(dagger)

Edward C. Johnson 3d             (Principal Executive Officer)



/s/Richard A. Silver             Treasurer                      March 22, 1999


Richard A. Silver



/s/Robert C. Pozen               Trustee                        March 22, 1999


Robert C. Pozen



/s/Ralph F. Cox                  Trustee                        March 22, 1999
*

Ralph F. Cox



/s/Phyllis Burke Davis           Trustee                        March 22, 1999
*

Phyllis Burke Davis



/s/Robert M. Gates               Trustee                        March 22, 1999
**

Robert M. Gates



/s/E. Bradley Jones              Trustee                        March 22, 1999
*

E. Bradley Jones



/s/Donald J. Kirk                Trustee                        March 22, 1999
*

Donald J. Kirk



/s/Peter S. Lynch                Trustee                        March 22, 1999
*

Peter S. Lynch



/s/Marvin L. Mann                Trustee                        March 22, 1999
*

Marvin L. Mann



/s/William O. McCoy              Trustee                        March 22, 1999
*

William O. McCoy



/s/Gerald C. McDonough           Trustee                        March 22, 1999
*

Gerald C. McDonough



/s/Thomas R. Williams           Trustee                        March 22, 1999
*

Thomas R. Williams




(dagger) Signature affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by John H. Costello pursuant to a power of attorney dated June 30,1997 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

*** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.
 /s/Edward C. Johnson 3d_  July 17, 1997

 Edward C. Johnson 3d

POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.
 /s/Robert M. Gates             March 6, 1997

 Robert M. Gates


POWER OF ATTORNEY

 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or their
substitutes may do or cause to be done by virtue hereof.   This power
of attorney is effective for all documents filed on or after July 1, 1997.

 WITNESS my hand on the date set forth below.
/s/Richard A. Silver   June 30, 1997

Richard A. Silver

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson     /s/Peter S.
3d___________            Lynch________________

Edward C. Johnson 3d     Peter S. Lynch


/s/J. Gary               /s/William O.
Burkhead_______________  McCoy______________

J. Gary Burkhead         William O. McCoy


/s/Ralph F. Cox          /s/Gerald C.
__________________       McDonough___________

Ralph F. Cox             Gerald C. McDonough


/s/Phyllis Burke         /s/Marvin L.
Davis_____________       Mann________________

Phyllis Burke Davis      Marvin L. Mann


/s/E. Bradley            /s/Thomas R. Williams
Jones________________    ____________

E. Bradley Jones         Thomas R. Williams


/s/Donald J. Kirk
__________________

Donald J. Kirk